CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($) $ in Thousands	Share capital and premium [Member]	Treasury shares [Member]	Capital reserve from share-based payment transactions [Member]	Conversion option for convertible debt [Member]	Capital reserve from translation difference of foreign operations [Member]	Accumulated deficit [Member]	Equity attributable to owners of parent [Member]	Non-controlling interests [Member]	Total
Balance at Dec. 31, 2021	$ 237,677	$ (660)	$ 12,348		$ 2,614	$ (50,743)	$ 201,236	$ 3,709	$ 204,945
Net loss	0	0	0		0	(188,890)	(188,890)	(2,411)	(191,301)	[1]
Total other comprehensive income (loss)	0	0	0		(1,331)	59	(1,272)	(153)	(1,425)	[1]
Total comprehensive loss	0	0	0		(1,331)	(188,831)	(190,162)	(2,564)	(192,726)	[1]
Common shares issued as settlement of purchase consideration through business combination transactions (Notes 18B1-18B3)	3,061	0	0		0	0	3,061	0	3,061
Common shares issued through private placements transactions, net of issuance costs (Note 18B7)	3,757	0	0		0	0	3,757	0	3,757
Common shares issued upon options exercised (Note 18B9)	992	0	(659)		0	0	333	0	333
Issuance of treasury common shares	0	660	0		0	0	660	0	660
Share-based compensation	0	0	3,767		0	0	3,767	0	3,767
Expired and exercised options	289	0	(289)		0	0	0	0	0
Balance at Dec. 31, 2022	245,776	$ 0	15,167		1,283	(239,574)	22,652	1,145	23,797
Net loss	0		0		0	(9,498)	(9,498)	(730)	(10,228)	[1]
Total other comprehensive income (loss)	0		0		(1,188)	38	1,150	525	(625)	[1]
Total comprehensive loss	0		0		(1,188)	(9,460)	(10,648)	(205)	(10,853)	[1]
Common shares issued through private placements transactions, net of issuance costs (Note 18B7)	1,738		0		0	0	1,738	0	1,738
Common shares issued as debts settlement with related party (Note 18B8)	613		0		0	0	613	0	613
Other comprehensive loss classification	0		0		0	111	111	1,709	1,820
Share-based compensation	0		225		0	0	225	0	225
Expired and exercised options	5,755		(5,755)		0	0	0	0	0
Balance at Dec. 31, 2023	253,882		9,637	$ 0	95	(249,145)	14,469	(769)	13,700
Net loss	0		0	0	0	(10,585)	(10,585)	(1,186)	(11,771)
Total other comprehensive income (loss)	0		0	0	(1,360)	67	(1,293)	(142)	(1,435)
Total comprehensive loss	0		0	0	(1,360)	(10,518)	(11,878)	(1,328)	(13,206)
Common shares issued through private placements transactions, net of issuance costs (Note 18B7)	944		0	0	0	0	944	0	944
Common shares issued as share-based compensation with related party (Note 18B8)	318		0	0	0	0	318	0	318
Recognition of conversion feature related to convertible debentures (Note 15)	0		0	297	0	0	297	0	297
Other comprehensive loss classification	0		0	0	0	724	724	0	724
Share-based compensation	0		369		0	0	369	0	369
Expired and exercised options	9,856		(9,856)	0	0	0	0	0	0
Balance at Dec. 31, 2024	$ 265,000		$ 150	$ 297	$ (1,265)	$ (258,939)	$ 5,243	$ (2,097)	$ 3,146

[1]	Loss per share includes the effect of Reverse Share Split (see also Note 18A below).